UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21791

Name of Fund: Global Income & Currency Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Global Income & Currency Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Global Income & Currency Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                          Face
                                                        Amount  Short-Term Securities                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 9.7%   Foreign Commercial Paper**  HUF 2,915,000,000  Hungary Treasury Bills, 7.079% due 10/25/2006         $  13,470,036
                 ------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Hungary                   13,470,036
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 9.8%    Foreign Commercial Paper**  MXN   150,000,000  Mexican Cetes, 7.363% due 10/26/2006                     13,563,540
                 ------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Mexico                    13,563,540
-----------------------------------------------------------------------------------------------------------------------------------
New              Foreign Commercial Paper**  NZD    22,000,000  New Zealand Treasury Bills, 7.283% due 11/22/2006        14,220,863
Zealand - 10.3%  ------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in New Zealand               14,220,863
-----------------------------------------------------------------------------------------------------------------------------------
South            Foreign Commercial Paper**  ZAR    95,000,000  South Africa Treasury Bills, 8.576% due 11/22/2006       12,097,713
Africa - 8.7%    ------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in South Africa              12,097,713
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 9.1%    Foreign Commercial Paper**  TRY    20,000,000  Turkey Treasury Bills, 20.173% due 1/17/2007             12,539,504
                 ------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Turkey                    12,539,504
-----------------------------------------------------------------------------------------------------------------------------------
United           U.S. Government Agency      USD    15,200,000  Fannie Mae, 5.256% due 10/11/2006                        15,180,392
States - 63.0%   Obligations** - 49.7%              14,000,000  Fannie Mae, 5.372% due 10/18/2006                        13,968,514
                                                    18,800,000  Fannie Mae, 5.383% due 10/25/2006                        18,739,220
                                                    15,000,000  Fannie Mae, 5.351% due 11/01/2006                        14,936,745
                                                     6,000,000  Freddie Mac, 5.386% due 11/01/2006                        5,974,698
                                                                                                                      -------------
                                                                                                                         68,799,569
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Shares
                                                          Held
-----------------------------------------------------------------------------------------------------------------------------------
                 Mutual Fund - 13.3%                18,348,470  AIM Short-Term Investment Trust-Liquid Assets
                                                                Portfolio - Institutional Class, 5.28% (a)               18,348,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in the United States         87,148,039
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments
                                                                (Cost - $154,057,521*) - 110.6%                         153,039,695

                                                                Liabilities in Excess of Other Assets - (10.6%)         (14,705,267)
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 138,334,428
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 154,057,521
                                                                  =============
      Gross unrealized appreciation                               $     491,915
      Gross unrealized depreciation                                  (1,509,741)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,017,826)
                                                                  =============

** Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates shown are the rates in effect at September 30, 2006.
(a)   Represents the current yield as of September 30, 2006.

Global Income & Currency Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency               Settlement         Unrealized Appreciation
      Purchased                         Date                 (Depreciation)
      -------------------------------------------------------------------------
      AUD  18,000,000               October 2006        $               (73,868)
      BRL  30,000,000               December 2006                        37,217
      EUR  10,700,000               October 2006                       (158,666)
      NOK  85,000,000               October 2006                         64,955
      SEK  99,000,000               October 2006                       (169,158)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $67,498,367)                    $              (299,520)
                                                        =======================

      -------------------------------------------------------------------------
o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency               Settlement         Unrealized Appreciation
      Sold                              Date                 (Depreciation)
      -------------------------------------------------------------------------
      BRL  30,000,000               December 2006       $              (366,255)
      CAD  15,500,000               October 2006                       (300,040)
      CHF  17,500,000               December 2006                        58,370
      CZK  310,000,000              December 2006                       (51,571)
      DKK  80,000,000               October 2006                         68,880
      EUR  10,700,000               October 2006                         74,243
      EUR  4,700,000                November 2006                        86,170
      JPY  1,600,000,000            January 2007                        (10,294)
      MXN  150,000,000              December 2006                      (133,378)
      NOK  85,000,000               October 2006                        523,959
      SEK  99,000,000               October 2006                        120,765
      SGD  21,600,000               October 2006                         23,395
      TRY  20,000,000               December 2006                        (1,504)
      ZAR  95,000,000               December 2006                       100,855
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $181,346,828)                   $               193,595
                                                        =======================

Global Income & Currency Fund Inc.
Schedule of Investments as of September 30, 2006

o     Currency Abbreviations:

      AUD  Australian Dollar
      BRL  Brazilian Real
      CAD  Canadian Dollar
      CHF  Swiss Franc
      CZK  Czech Republic Koruna
      DKK  Danish Krone
      EUR  Euro
      HUF  Hungary Forint
      JPY  Japanese Yen
      MXN  Mexican New Peso
      NOK  Norwegian Krone
      NZD  New Zealand Dollar
      SEK  Swedish Krona
      SGD  Singapore Dollar
      TRY  Turkish Lira
      USD  U.S. Dollar
      ZAR  South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Global Income & Currency Fund Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Global Income & Currency Fund Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Global Income & Currency Fund Inc.

Date: November 17, 2006